Taxes (Tables)	12 Months Ended
Oct. 31, 2023
Taxes [Abstract]
Schedule of Components of Income Tax	The components of the income tax provision are as follows:
	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2023	2022	2021
Current	$3,618	$11,584	$1,905
Deferred	(1,076)	(341)	208
Total	$2,542	$11,243	$2,113

Schedule of Deferred Tax Assets	The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	October 31, 2023	October 31, 2022
Deferred tax liability:
Depreciation for tangible assets	$217	$1,293
Total	$217	$1,293

Schedule of Group’s Income (Loss) Before Income Taxes	The Group’s income (loss) before income taxes consisted of:
	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2023	2022	2021
Non-Singapore	$(1,534,840)	$(1,334,643)	$(575,352)
Singapore	(14,240,322)	24,942,800	10,834,087
Total	$(15,775,162)	$23,608,157	$10,258,735

Schedule of Reconciles the Statutory Rates to the Group’s Effective Tax Rate	The following table reconciles the Singapore statutory rates to the Group’s effective tax rate for the years ended October 31, 2023, 2022 and 2021.
	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2023	2022	2021
Singapore Statutory income tax rate	17.0%	17.0%	17.0%
Differential of local statutory tax rate	(2.2)%	6.1%	-
Effect of preferential tax rate	(15.4)%	(18.2)%	(17.0)%
Non-taxable income	0.8%	(5.1)%	-
Non-deductible items and others *	(0.22)%	0.3%	0.02%
Effective tax rate	(0.02)%	0.10%	0.02%
*	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.

Schedule of Taxes Payable	Taxes payable consist of the following:
	October 31, 2023	October 31, 2022

Income tax payable	$56,161	$10,939
Total taxes payable	$56,161	$10,939